Intangible Assets (Details) - Patents [Member] - USD ($)	1 Months Ended				12 Months Ended
	Aug. 31, 2023	Mar. 31, 2023	Jul. 31, 2022	Oct. 31, 2021	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets [Line Items]
Purchase price (in Dollars)		$ 3,300,000	$ 92,000	$ 550,000
Useful lives				11 years
Amortization expense for patents (in Dollars)					$ 636,000	$ 787,000
Hewlett Packard Enterprise [Member]
Intangible Assets [Line Items]
Purchase price (in Dollars)			$ 350,000
Koji Yoden [Member]
Intangible Assets [Line Items]
Purchase price (in Dollars)	$ 30,000
Minimum [Member]
Intangible Assets [Line Items]
Useful lives		5 years	2 years		1 year
Minimum [Member] | Hewlett Packard Enterprise [Member]
Intangible Assets [Line Items]
Useful lives			2 years
Minimum [Member] | Koji Yoden [Member]
Intangible Assets [Line Items]
Useful lives	9 years
Maximum [Member]
Intangible Assets [Line Items]
Useful lives		15 years	4 years		10 years
Maximum [Member] | Hewlett Packard Enterprise [Member]
Intangible Assets [Line Items]
Useful lives			9 years
Maximum [Member] | Koji Yoden [Member]
Intangible Assets [Line Items]
Useful lives	10 years